Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventories, net consisted of the following:

	December 31, 2025	December 31, 2024
Raw materials	$37,247,442	$3,317,887
Finished goods	17,247,048	16,666,207
Goods in transit	25,491,587	—
Total inventories, net	$79,986,077	$19,984,094

For the years ended December 31, 2025, 2024 and 2023, the Company provided inventory write-down of $2,862,847, $2,536,668 and $nil, respectively, against finished goods, because the carrying amount of certain finished goods were below net realizable value.